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     THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
       MAY 15, 2003 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND
          FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON AUGUST 15, 2003.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003
                                               --------------

Check here if Amendment [   ]; Amendment Number:          2
                                                 -------------------
         This Amendment (Check only one.):  [ ] is a restatement.
                                            [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Satellite Asset Management, L.P.
Address:          10 East 50th Street, 21st Floor
                  New York, NY  10022

Form 13F File Number:  028-05307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Matthew N. DesChamps
Title:            Chief Financial Officer
Phone:            (212) 209-2050

Signature, Place, and Date of Signing:


/S/ Matthew N. DesChamps        New York, New York             August 18, 2003
------------------------        -----------------------        ---------------
[Signature]                     [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page


Report Summary:

Number of Other Included Managers:                               0
                                                            ------
Form 13F Information Table Entry Total:                          1
                                                            ------
Form 13F Information Table Value Total:                     $2,426
                                                            ------
                                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          NONE

                                                   FORM 13F INFORMATION TABLE
                                                   SATELLITE ASSET MANAGEMENT
                                                FOR QUARTER ENDED MARCH 31, 2003

                              Title             Value  Shrs                                                   Voting Authority
                              of                (x     prn      SH/     Put/    Investment    Other           ----------------
Name of Issuer                Class  CUSIP      $1000) amt      PRN     Call    Discretion    Managers      Sole    Shared  None
--------------                -----  -----      ------ ----     ---     ----    ----------    --------      ----    ------  ----
------------------------------------------------------------------------------------------------------------------------------------
DREYERS GRAND ICE CREAM INC   COM    261878102  2,426  35,000   SH              SOLE                        35,000
------------------------------------------------------------------------------------------------------------------------------------

     REPORT
     SUMMARY:  1 DATA RECORD                    2,426      0 OTHER MANAGERS ON
                                                           WHOSE BEHALF REPORT
                                                           IS FILED